Segment Information - Summary of Disaggregated Revenue from Contracts with Customers (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of services	₨ 2,159	$ 29	₨ 2,205	₨ 3,085
Performance obligations satisfied over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of services	₨ 2,159	$ 29	₨ 2,205